Fair Value Measurements - Key Inputs into the Black-Scholes Option Pricing Model (Details) - Recurring - Level 3 - Black-Scholes Option Pricing Model - Common Stock and Series A Preferred Stock Warrants
Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	5 years 9 months 18 days
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key inputs	45,600
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key inputs	400
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key inputs	0
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Key inputs	15.03